Related party transactions - Selling and marketing expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gamegears Limited | Castcrown Ltd
Related party transactions
Advertising expense	$ 42	$ 44
Total related parties
Related party transactions
Advertising expense	$ 42	$ 44